Derivative financial instruments - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement, excluding gains and losses on realized physical derivative contracts reflected in sakes and purchases			$ 1,983	$ 1,435	$ 5,508
Cash flow hedges | Within one year
Disclosure of detailed information about financial instruments [line items]
Deferred gain (loss) on derivatives			(21)
Cash flow hedges | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Deferred gain (loss) on derivatives			8
Cash flow hedges | Later than 2 years
Disclosure of detailed information about financial instruments [line items]
Deferred gain (loss) on derivatives			$ 2
Interest Rate and Cross-Currency Interest Rate Swaps | Minimum
Disclosure of detailed information about financial instruments [line items]
Term of derivative contract			1 year
Interest Rate and Cross-Currency Interest Rate Swaps | Maximum
Disclosure of detailed information about financial instruments [line items]
Term of derivative contract			12 years
Borrowings | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges			$ (394)	270	833
Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred gain (loss) on derivatives			503	427
Derivatives | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instrument, fair value hedges			364	(316)	(788)
Derivatives held for trading | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	$ 234	$ (253)
Futures, Options, Swaps, and Forward Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement			$ 1,420	$ (154)	$ (833)